Shareholders’ Equity (Details Narrative) ¥ / shares in Units, $ / shares in Units, $ in Thousands	Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Equity [Abstract]
Ordinary shares, authorized	500,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, par value | (per share)	$ 0.001		¥ 0.0001	¥ 0.0001
Ordinary shares issued	1	50,000,000	50,000,000	50,000,000
Ordinary shares, outstanding	1	50,000,000	50,000,000	50,000,000
Restricted net assets		$ 1,378,037	¥ 10,000,000	¥ 9,955,000